AB Unconstrained Bond Fund

Portfolio of Investments

January 31, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 27.1%
Industrial - 22.0%
Basic - 1.8%
Advanced Drainage Systems, Inc.
5.00%, 9/30/27 (a)	U.S.$	36	$37,307
CF Industries, Inc.
4.95%, 6/01/43		27	28,804
5.15%, 3/15/34		136	157,153
5.375%, 3/15/44		33	37,168
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26		27	28,041
Eldorado Gold Corp.
9.50%, 6/01/24 (a)		107	114,965
Flex Acquisition Co., Inc.
6.875%, 1/15/25 (a)		16	16,077
7.875%, 7/15/26 (a)		72	73,371
FMG Resources (August 2006) Pty Ltd.
4.75%, 5/15/22 (a)		129	133,170
5.125%, 3/15/23-5/15/24 (a)		84	88,496
Freeport-McMoRan, Inc.
3.55%, 3/01/22		101	102,153
5.00%, 9/01/27		162	168,007
5.25%, 9/01/29		162	171,617
Graphic Packaging International LLC
4.75%, 7/15/27 (a)		43	46,374
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (a)		195	200,212
Kraton Polymers LLC/Kraton Polymers Capital Corp.
5.25%, 5/15/26 (a)	EUR	100	114,208
NOVA Chemicals Corp.
5.25%, 6/01/27 (a)	U.S.$	80	81,407
Olin Corp.
5.625%, 8/01/29		88	92,833
Peabody Energy Corp.
6.00%, 3/31/22 (a)		160	148,967
6.375%, 3/31/25 (a)		50	41,956
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		176	179,546
Sealed Air Corp.
6.875%, 7/15/33 (a)		159	188,930
United States Steel Corp.
6.25%, 3/15/26		16	13,502
6.875%, 8/15/25		57	51,329

			2,315,593

Capital Goods - 2.0%
ARD Finance SA
5.00% (5.00% Cash or 5.75% PIK), 6/30/27 (a)(b)	EUR	240	270,726

	Principal Amount (000)		U.S. $ Value
Bombardier, Inc.
6.00%, 10/15/22 (a)	U.S.$	320	$313,667
6.125%, 1/15/23 (a)		11	10,866
7.50%, 12/01/24-3/15/25 (a)		58	56,330
7.875%, 4/15/27 (a)		60	57,021
Clean Harbors, Inc.
4.875%, 7/15/27 (a)		87	91,614
5.125%, 7/15/29 (a)		21	22,428
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (a)		60	59,860
Colfax Corp.
6.00%, 2/15/24 (a)		23	24,189
Cornerstone Building Brands, Inc.
8.00%, 4/15/26 (a)		25	26,285
EnerSys
4.375%, 12/15/27 (a)		105	105,033
Gates Global LLC/Gates Corp.
6.25%, 1/15/26 (a)		164	168,747
GFL Environmental, Inc.
5.125%, 12/15/26 (a)		12	12,395
5.375%, 3/01/23 (a)		116	118,477
7.00%, 6/01/26 (a)		34	35,486
8.50%, 5/01/27 (a)		30	32,692
Granite US Holdings Corp.
11.00%, 10/01/27 (a)		20	20,950
Jeld-Wen, Inc.
4.625%, 12/15/25 (a)		13	13,324
Mauser Packaging Solutions Holding Co.
7.25%, 4/15/25 (a)		25	24,876
Moog, Inc.
4.25%, 12/15/27 (a)		20	20,561
RBS Global, Inc./Rexnord LLC
4.875%, 12/15/25 (a)		62	63,573
Signature Aviation US Holdings, Inc.
4.00%, 3/01/28 (a)		110	109,000
SPX FLOW, Inc.
5.875%, 8/15/26 (a)		105	111,270
Summit Materials LLC/Summit Materials Finance Corp.
6.125%, 7/15/23		62	62,776
Terex Corp.
5.625%, 2/01/25 (a)		98	100,958
Tervita Corp.
7.625%, 12/01/21 (a)		53	53,898
TransDigm, Inc.
6.25%, 3/15/26 (a)		369	398,559
6.375%, 6/15/26		47	49,653
6.50%, 5/15/25		58	60,412
Triumph Group, Inc.
6.25%, 9/15/24 (a)		17	17,560
7.75%, 8/15/25		191	186,855

			2,700,041

	Principal Amount (000)		U.S. $ Value
Communications - Media - 3.4%
Altice Financing SA
5.00%, 1/15/28 (a)	U.S.$	375	$371,133
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		218	221,717
4.75%, 3/01/30 (a)		40	41,115
5.00%, 2/01/28 (a)		285	298,108
5.125%, 5/01/27 (a)		91	95,278
5.75%, 2/15/26 (a)		51	53,562
Clear Channel Communications, Inc.
Zero Coupon, 12/15/19 (c)(d)(e)(f)(g)		251	0
Clear Channel Worldwide Holdings, Inc.
5.125%, 8/15/27 (a)		47	48,403
CSC Holdings LLC
5.375%, 7/15/23 (a)		200	204,997
5.50%, 5/15/26 (a)		237	248,696
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, 8/15/26 (a)		71	70,776
6.625%, 8/15/27 (a)		126	117,952
DISH DBS Corp.
5.875%, 7/15/22		520	545,513
7.75%, 7/01/26		30	31,500
iHeartCommunications, Inc.
5.25%, 8/15/27 (a)		11	11,504
6.375%, 5/01/26		15	16,413
8.375%, 5/01/27		92	100,632
Lamar Media Corp.
3.75%, 2/15/28 (a)		105	105,704
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)		200	211,677
Liberty Interactive LLC
8.25%, 2/01/30		11	11,185
Meredith Corp.
6.875%, 2/01/26		212	218,474
National CineMedia LLC
5.875%, 4/15/28 (a)		76	79,635
Netflix, Inc.
4.375%, 11/15/26		7	7,372
5.875%, 11/15/28		115	129,649
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.625%, 3/15/30 (a)		61	62,886
5.00%, 8/15/27 (a)		19	19,912
Radiate Holdco LLC/Radiate Finance, Inc.
6.875%, 2/15/23 (a)		32	32,813
Scripps Escrow, Inc.
5.875%, 7/15/27 (a)		87	91,358
Sinclair Television Group, Inc.
5.50%, 3/01/30 (a)		20	20,536
5.625%, 8/01/24 (a)		123	126,520

	Principal Amount (000)		U.S. $ Value
Sirius XM Radio, Inc.
3.875%, 8/01/22 (a)	U.S.$	185	$187,768
4.625%, 7/15/24 (a)		29	30,129
5.50%, 7/01/29 (a)		214	230,788
Summer BC Holdco B SARL
5.75%, 10/31/26 (a)	EUR	110	127,350
TEGNA, Inc.
5.00%, 9/15/29 (a)	U.S.$	125	126,652
Univision Communications, Inc.
5.125%, 5/15/23 (a)		35	35,026
Virgin Media Secured Finance PLC
4.875%, 1/15/27 (a)	GBP	166	226,966

			4,559,699

Communications - Telecommunications - 2.4%
Altice France SA/France
7.375%, 5/01/26 (a)	U.S.$	250	267,770
C&W Senior Financing DAC
6.875%, 9/15/27 (a)		200	215,057
CB T-Mobile USA, Inc.
4.50%, 2/01/26 (c)(e)(f)(g)		290	0
6.00%, 4/15/24 (c)(e)(f)(g)		128	0
6.375%, 3/01/25 (c)(e)(f)(g)		153	0
CenturyLink, Inc.
5.125%, 12/15/26 (a)		145	149,386
Series S
6.45%, 6/15/21		55	57,742
Series T
5.80%, 3/15/22		187	197,270
Series Y
7.50%, 4/01/24		99	111,883
Consolidated Communications, Inc.
6.50%, 10/01/22		11	10,484
GTT Communications, Inc.
7.875%, 12/31/24 (a)		16	12,487
Intelsat Jackson Holdings SA
5.50%, 8/01/23		239	192,384
8.50%, 10/15/24 (a)		135	112,725
9.50%, 9/30/22 (a)		103	117,063
9.75%, 7/15/25 (a)		30	25,554
Intrado Corp.
8.50%, 10/15/25 (a)		37	28,993
Level 3 Financing, Inc.
5.375%, 1/15/24		33	33,470
Nexstar Broadcasting, Inc.
5.625%, 7/15/27 (a)		32	33,657
Sprint Capital Corp.
8.75%, 3/15/32		159	176,091
Sprint Communications, Inc.
7.00%, 3/01/20 (a)		143	143,437
Sprint Corp.
7.25%, 2/01/28 (a)		72	71,280
7.625%, 2/15/25-3/01/26		247	258,117
7.875%, 9/15/23		252	267,627

	Principal Amount (000)		U.S. $ Value
T-Mobile USA, Inc.
4.50%, 2/01/26	U.S.$	290	$298,815
6.00%, 4/15/24		128	132,164
Telecom Italia Capital SA
7.20%, 7/18/36		81	100,181
7.721%, 6/04/38		27	35,072
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23		141	144,023

			3,192,732

Consumer Cyclical - Automotive - 0.9%
Allison Transmission, Inc.
5.875%, 6/01/29 (a)		89	97,223
American Axle & Manufacturing, Inc.
6.25%, 4/01/25		96	98,254
BCD Acquisition, Inc.
9.625%, 9/15/23 (a)		79	81,977
Dana, Inc.
5.375%, 11/15/27		42	43,426
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/01/28 (a)		16	16,185
Exide Technologies
(Exchange Priority)
11.00% (3.00% Cash and 8.00% PIK), 10/31/24 (a)(b)(c)(g)(h)		98	85,450
(First Lien)
11.00% (3.00% Cash and 8.00% PIK), 10/31/24 (b)(c)(g)(h)		33	25,895
IHO Verwaltungs GmbH
3.625% (3.625% Cash or 4.375% PIK), 5/15/25 (a)(b)	EUR	100	113,877
Meritor, Inc.
6.25%, 2/15/24	U.S.$	94	96,325
Navistar International Corp.
6.625%, 11/01/25 (a)		76	79,669
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.25%, 5/15/26 (a)		120	128,769
8.50%, 5/15/27 (a)		30	32,251
Tenneco, Inc.
5.00%, 7/15/26		150	138,368
Tesla, Inc.
5.30%, 8/15/25 (a)		30	30,363
Titan International, Inc.
6.50%, 11/30/23		78	69,094
Truck Hero, Inc.
8.50%, 4/21/24 (a)		79	82,106

			1,219,232

Consumer Cyclical - Entertainment - 0.3%
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26		30	26,122

	Principal Amount (000)		U.S. $ Value
Cedar Fair LP
5.25%, 7/15/29 (a)	U.S.$	24	$25,356
Constellation Merger Sub, Inc.
8.50%, 9/15/25 (a)		10	9,105
Mattel, Inc.
6.75%, 12/31/25 (a)		46	49,331
NCL Corp., Ltd.
3.625%, 12/15/24 (a)		74	73,575
Viking Cruises Ltd.
5.875%, 9/15/27		57	58,488
VOC Escrow Ltd.
5.00%, 2/15/28 (a)		81	84,113

			326,090

Consumer Cyclical - Other - 2.3%
Adams Homes, Inc.
7.50%, 2/15/25 (a)		50	51,519
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 8/01/25 (a)		38	39,234
Beazer Homes USA, Inc.
7.25%, 10/15/29		87	95,055
Boyd Gaming Corp.
4.75%, 12/01/27 (a)		45	45,810
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.
6.25%, 9/15/27 (a)		122	130,778
Eldorado Resorts, Inc.
6.00%, 4/01/25		100	104,813
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (a)		146	150,809
Forestar Group, Inc.
8.00%, 4/15/24 (a)		106	115,536
Hilton Domestic Operating Co., Inc.
4.875%, 1/15/30		27	28,596
5.125%, 5/01/26		100	104,566
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.125%, 12/01/24		71	76,805
Installed Building Products, Inc.
5.75%, 2/01/28 (a)		53	56,644
KB Home
4.80%, 11/15/29		20	20,850
7.00%, 12/15/21		57	60,935
Marriott Ownership Resorts, Inc./ILG LLC Series WI
6.50%, 9/15/26		120	130,300
Mattamy Group Corp.
5.25%, 12/15/27 (a)		20	20,946
6.50%, 10/01/25 (a)		89	95,206
MGM Resorts International
5.50%, 4/15/27		197	216,838

	Principal Amount (000)		U.S. $ Value
PulteGroup, Inc.
5.00%, 1/15/27	U.S.$	129	$142,857
6.00%, 2/15/35		9	10,349
7.875%, 6/15/32		148	198,593
Scientific Games International, Inc.
7.00%, 5/15/28 (a)		60	63,472
7.25%, 11/15/29 (a)		30	32,211
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		218	222,086
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (a)		66	71,826
Taylor Morrison Communities, Inc.
5.75%, 1/15/28 (a)		118	129,070
5.875%, 6/15/27 (a)		27	30,117
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, 3/01/24 (a)		95	102,889
Twin River Worldwide Holdings, Inc.
6.75%, 6/01/27 (a)		48	50,743
Wyndham Destinations, Inc.
4.625%, 3/01/30 (a)		84	86,214
Wyndham Hotels & Resorts, Inc.
5.375%, 4/15/26 (a)		89	93,311
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (a)		220	230,406

			3,009,384

Consumer Cyclical - Restaurants - 0.4%
1011778 BC ULC/New Red Finance, Inc.
3.875%, 1/15/28 (a)		45	45,260
4.375%, 1/15/28 (a)		85	85,269
Golden Nugget, Inc.
6.75%, 10/15/24		61	62,678
8.75%, 10/01/25 (a)		25	26,320
IRB Holding Corp.
6.75%, 2/15/26 (a)		192	200,172
Yum! Brands, Inc.
4.75%, 1/15/30 (a)		65	69,454

			489,153

Consumer Cyclical - Retailers - 0.6%
FirstCash, Inc.
5.375%, 6/01/24 (a)		16	16,521
L Brands, Inc.
6.875%, 11/01/35		146	146,375
Murphy Oil USA, Inc.
4.75%, 9/15/29		34	35,477
PetSmart, Inc.
7.125%, 3/15/23 (a)		92	91,633
Rite Aid Corp.
6.125%, 4/01/23 (a)		33	30,015
7.50%, 7/01/25 (a)		75	76,312

	Principal Amount (000)		U.S. $ Value
Staples, Inc.
7.50%, 4/15/26 (a)	U.S.$	240	$246,007
TPro Acquisition Corp.
11.00%, 10/15/24 (a)		49	51,036
William Carter Co. (The)
5.625%, 3/15/27 (a)		93	99,267

			792,643

Consumer Non-Cyclical - 2.9%
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (a)		150	140,897
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.625%, 1/15/27 (a)		116	117,505
4.875%, 2/15/30 (a)		81	83,124
6.625%, 6/15/24		137	142,574
ASP AMC Merger Sub, Inc.
8.00%, 5/15/25 (a)		7	4,745
Bausch Health Americas, Inc.
8.50%, 1/31/27 (a)		408	461,204
Bausch Health Cos., Inc.
5.50%, 11/01/25 (a)		27	28,034
6.125%, 4/15/25 (a)		90	92,773
9.00%, 12/15/25		30	33,844
BCPE Cycle Merger Sub II, Inc.
10.625%, 7/15/27 (a)		71	73,169
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 4/15/25 (a)		38	37,822
CHS/Community Health Systems, Inc.
5.125%, 8/01/21		37	37,020
6.25%, 3/31/23		198	201,966
6.625%, 2/15/25 (a)		72	72,696
8.125%, 6/30/24 (a)		139	125,102
8.625%, 1/15/24 (a)		30	31,822
DaVita, Inc.
5.125%, 7/15/24		220	224,937
Eagle Holding Co. II LLC
7.625% (7.625% Cash or 8.375% PIK), 5/15/22 (a)(b)		149	150,709
7.75% (7.75% Cash or 8.50% PIK), 5/15/22 (a)(b)		3	3,031
Envision Healthcare Corp.
8.75%, 10/15/26 (a)		127	76,624
Fresh Market, Inc. (The)
9.75%, 5/01/23 (a)		13	6,340
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (a)		141	145,828
HCA, Inc.
7.58%, 9/15/25		65	77,121
Hill-Rom Holdings, Inc.
4.375%, 9/15/27 (a)		25	25,546

	Principal Amount (000)		U.S. $ Value
Immucor, Inc.
11.125%, 2/15/22 (a)	U.S.$	30	$29,761
Kronos Acquisition Holdings, Inc.
9.00%, 8/15/23 (a)		38	36,461
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		28	10,330
MEDNAX, Inc.
6.25%, 1/15/27 (a)		27	27,517
Post Holdings, Inc.
5.50%, 12/15/29 (a)		134	142,172
Radiology Partners, Inc.
9.25%, 2/01/28 (a)		100	104,092
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/01/23 (a)		47	49,353
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/01/26 (a)		151	168,328
Tenet Healthcare Corp.
4.875%, 1/01/26 (a)		187	194,184
5.125%, 5/01/25		28	28,500
5.125%, 11/01/27 (a)		123	128,666
6.25%, 2/01/27 (a)		114	120,706
6.75%, 6/15/23		227	246,233
8.125%, 4/01/22		41	44,884
Vizient, Inc.
6.25%, 5/15/27 (a)		16	17,285
West Street Merger Sub, Inc.
6.375%, 9/01/25 (a)		71	70,102

			3,813,007

Energy - 2.2%
Antero Resources Corp.
5.375%, 11/01/21		52	49,692
Berry Petroleum Co. LLC
7.00%, 2/15/26 (a)		144	133,367
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		87	86,891
8.25%, 7/15/25		19	19,385
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)		38	38,627
5.25%, 10/01/25		4	4,122
Denbury Resources, Inc.
9.25%, 3/31/22 (a)		61	53,593
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		154	76,428
5.70%, 10/15/39		91	48,682
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22 (e)(f)(i)		127	263
8.00%, 11/29/24 (a)(e)(i)		24	12,659
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24		103	100,408

	Principal Amount (000)		U.S. $ Value
6.00%, 5/15/23	U.S.$	35	$35,156
6.25%, 5/15/26		5	4,772
6.50%, 10/01/25		8	7,787
Global Partners LP/GLP Finance Corp.
7.00%, 8/01/27 (a)		42	45,285
Gulfport Energy Corp.
6.00%, 10/15/24		223	124,929
6.375%, 5/15/25-1/15/26		98	48,148
Hess Midstream Operations LP
5.625%, 2/15/26 (a)		120	125,761
HighPoint Operating Corp.
7.00%, 10/15/22		57	54,055
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (a)		116	105,281
Indigo Natural Resources LLC
6.875%, 2/15/26 (a)		198	180,968
Moss Creek Resources Holdings, Inc.
10.50%, 5/15/27 (a)		49	39,314
Nabors Industries Ltd.
7.25%, 1/15/26 (a)		30	29,968
7.50%, 1/15/28 (a)		44	43,569
Nabors Industries, Inc.
5.75%, 2/01/25		30	24,840
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		198	198,217
Nine Energy Service, Inc.
8.75%, 11/01/23 (a)		77	64,971
Parkland Fuel Corp.
6.00%, 4/01/26 (a)		187	197,403
QEP Resources, Inc.
5.25%, 5/01/23		99	95,042
Range Resources Corp.
4.875%, 5/15/25		109	85,066
5.00%, 8/15/22-3/15/23		81	74,824
5.875%, 7/01/22		3	2,899
SandRidge Energy, Inc.
8.125%, 10/15/22 (c)(e)(f)(g)		665	0
SM Energy Co.
6.125%, 11/15/22		48	47,532
SRC Energy, Inc.
6.25%, 12/01/25		22	22,194
Sunoco LP/Sunoco Finance Corp.
5.875%, 3/15/28		112	119,060
6.00%, 4/15/27		4	4,220
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 7/15/27		70	76,475
Transocean, Inc.
6.80%, 3/15/38		82	53,011
7.25%, 11/01/25 (a)		20	18,622
8.00%, 2/01/27 (a)		112	104,126
9.00%, 7/15/23 (a)		105	112,693
Valaris PLC
7.75%, 2/01/26		9	4,584

	Principal Amount (000)		U.S. $ Value
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (a)	U.S.$	191	$100,606
Whiting Petroleum Corp.
5.75%, 3/15/21		28	26,193
6.25%, 4/01/23		20	14,021
6.625%, 1/15/26		20	11,264

			2,926,973

Other Industrial - 0.3%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28 (a)		58	58,423
IAA, Inc.
5.50%, 6/15/27 (a)		27	28,714
KAR Auction Services, Inc.
5.125%, 6/01/25 (a)		127	130,431
Laureate Education, Inc.
8.25%, 5/01/25 (a)		54	58,051
Performance Food Group, Inc.
5.50%, 10/15/27 (a)		47	49,634
Univar Solutions USA, Inc./Washington
5.125%, 12/01/27 (a)		21	21,840

			347,093

Services - 1.2%
ACE Cash Express, Inc.
12.00%, 12/15/22 (a)		8	6,585
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.625%, 7/15/26 (a)		17	18,063
9.75%, 7/15/27 (a)		175	187,374
Aptim Corp.
7.75%, 6/15/25 (a)		108	67,497
APX Group, Inc.
7.875%, 12/01/22		148	150,832
Carriage Services, Inc.
6.625%, 6/01/26 (a)		11	11,735
Garda World Security Corp.
4.625%, 2/15/27 (a)		40	39,742
GW B-CR Security Corp.
9.50%, 11/01/27 (a)		78	83,246
Harsco Corp.
5.75%, 7/31/27 (a)		199	204,131
Korn Ferry
4.625%, 12/15/27 (a)		62	62,239
Monitronics International, Inc.
Zero Coupon, 4/01/20 (c)(e)(f)(g)		33	0
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		135	135,338
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.25%, 4/15/24 (a)		27	28,263

	Principal Amount (000)		U.S. $ Value
5.75%, 4/15/26 (a)	U.S.$	30	$31,656
6.25%, 1/15/28 (a)		126	124,357
9.25%, 5/15/23 (a)		48	50,315
Refinitiv US Holdings, Inc.
6.25%, 5/15/26 (a)		18	19,505
8.25%, 11/15/26 (a)		58	64,781
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (a)		25	25,989
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		75	76,891
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)		85	50,035
Verscend Escrow Corp.
9.75%, 8/15/26 (a)		133	144,512

			1,583,086

Technology - 0.7%
Ascend Learning LLC
6.875%, 8/01/25 (a)		35	36,211
Banff Merger Sub, Inc.
9.75%, 9/01/26 (a)		102	104,845
CDK Global, Inc.
5.875%, 6/15/26		78	82,879
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%, 3/01/25 (a)		13	13,223
CommScope, Inc.
5.50%, 3/01/24-6/15/24 (a)		131	130,662
6.00%, 3/01/26 (a)		166	174,202
8.25%, 3/01/27 (a)		137	140,717
Exela Intermediate LLC/Exela Finance, Inc.
10.00%, 7/15/23 (a)		14	5,726
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/Greeneden US Ho
10.00%, 11/30/24 (a)		18	19,414
NCR Corp.
5.75%, 9/01/27 (a)		30	31,982
6.125%, 9/01/29 (a)		23	25,099
Presidio Holdings, Inc.
4.875%, 2/01/27 (a)		8	7,998
8.25%, 2/01/28 (a)		6	6,163
Rackspace Hosting, Inc.
8.625%, 11/15/24 (a)		62	61,425
Riverbed Technology, Inc.
8.875%, 3/01/23 (a)		14	8,855
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		122	129,285

			978,686

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.6%
Algeco Global Finance PLC
8.00%, 2/15/23 (a)	U.S.$	200	$199,450
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27 (a)		13	13,588
Europcar Mobility Group
4.00%, 4/30/26	EUR	150	154,722
Herc Holdings, Inc.
5.50%, 7/15/27 (a)	U.S.$	65	67,882
Hertz Corp. (The)
6.00%, 1/15/28 (a)		85	85,737
6.25%, 10/15/22		36	36,393
United Rentals North America, Inc.
5.50%, 5/15/27		76	80,875
6.50%, 12/15/26		109	118,540
XPO Logistics, Inc.
6.75%, 8/15/24 (a)		89	96,146

			853,333

			29,106,745

Financial Institutions - 4.5%
Banking - 2.4%
Alliance Data Systems Corp.
4.75%, 12/15/24 (a)		85	84,727
Banco Bilbao Vizcaya Argentaria SA
5.875%, 9/24/23 (a)(j)	EUR	200	245,310
Banco Santander SA
6.75%, 4/25/22 (a)(j)		200	246,204
Barclays PLC
8.00%, 6/15/24 (j)	U.S.$	200	225,422
Citigroup, Inc.
Series T
6.25%, 8/15/26 (j)		69	78,677
Series U
5.00%, 9/12/24 (j)		135	141,108
Danske Bank A/S
Series E
5.875%, 4/06/22 (a)(j)	EUR	200	240,387
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (j)	U.S.$	97	98,342
Royal Bank of Scotland Group PLC
Series U
4.265% (LIBOR 3 Month + 2.32%), 9/30/27 (j)(k)		1,300	1,300,456
Standard Chartered PLC
3.28% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(j)(k)		600	546,468

			3,207,101

	Principal Amount (000)		U.S. $ Value
Brokerage - 0.2%
Lehman Brothers Holdings, Inc.
Zero Coupon, 5/25/10-1/12/12 (d)(e)(f)	U.S.$	875	$10,937
LPL Holdings, Inc.
5.75%, 9/15/25 (a)		107	111,631
NFP Corp.
6.875%, 7/15/25 (a)		65	66,289
8.00%, 7/15/25 (a)		52	53,941

			242,798

Finance - 0.7%
CNG Holdings, Inc.
12.50%, 6/15/24 (a)		48	45,586
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (a)		43	46,784
Curo Group Holdings Corp.
8.25%, 9/01/25 (a)		114	99,455
Enova International, Inc.
8.50%, 9/01/24-9/15/25 (a)		27	26,733
goeasy Ltd.
5.375%, 12/01/24 (a)		87	89,630
Navient Corp.
5.875%, 3/25/21		5	5,169
6.50%, 6/15/22		60	64,177
6.625%, 7/26/21		325	342,924
7.25%, 9/25/23		65	72,131
SLM Corp.
5.125%, 4/05/22		31	32,083
Springleaf Finance Corp.
6.875%, 3/15/25		76	86,085
TMX Finance LLC/TitleMax Finance Corp.
11.125%, 4/01/23 (a)		73	68,165

			978,922

Insurance - 0.5%
Acrisure LLC/Acrisure Finance, Inc.
7.00%, 11/15/25 (a)		80	78,563
8.125%, 2/15/24 (a)		8	8,562
10.125%, 8/01/26 (a)		62	67,989
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/27 (a)		75	79,133
Genworth Holdings, Inc.
7.20%, 2/15/21		66	68,378
HUB International Ltd.
7.00%, 5/01/26 (a)		30	30,998
Polaris Intermediate Corp.
8.50% (8.50% Cash or 9.25% PIK), 12/01/22 (a)(b)		266	247,680

			581,303

	Principal Amount (000)		U.S. $ Value
Other Finance - 0.1%
Intrum AB
3.50%, 7/15/26 (a)	EUR	101	$114,035
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (a)	U.S.$	29	29,992

			144,027

REITS - 0.6%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
5.75%, 5/15/26 (a)		121	126,319
GEO Group, Inc. (The)
6.00%, 4/15/26		47	41,799
Iron Mountain, Inc.
4.875%, 9/15/27 (a)		213	219,140
5.25%, 3/15/28 (a)		33	34,495
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24		55	59,960
5.75%, 2/01/27		92	102,310
Realogy Group LLC/Realogy Co-Issuer Corp.
9.375%, 4/01/27 (a)		146	151,828
SBA Communications Corp.
3.875%, 2/15/27 (a)		84	85,212

			821,063

			5,975,214

Utility - 0.6%
Electric - 0.6%
Calpine Corp.
5.125%, 3/15/28 (a)		195	194,067
5.25%, 6/01/26 (a)		34	35,104
5.50%, 2/01/24		72	73,038
5.75%, 1/15/25		64	65,762
NRG Energy, Inc.
6.625%, 1/15/27		27	29,018
Talen Energy Supply LLC
6.50%, 6/01/25		104	80,850
7.25%, 5/15/27 (a)		65	66,671
Vistra Operations Co. LLC
5.625%, 2/15/27 (a)		297	308,162

			852,672

Total Corporates - Non-Investment Grade (cost $35,525,600)			35,934,631

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 14.9%
Indonesia - 1.1%
Indonesia Treasury Bond
Series FR82
7.00%, 9/15/30	IDR	19,194,000	$1,433,752

Italy - 4.2%
Italy Buoni Poliennali Del Tesoro
3.35%, 3/01/35 (a)	EUR	3,982	5,588,907

Malaysia - 2.1%
Malaysia Government Bond
Series 0114
4.181%, 7/15/24	MYR	986	252,087
Series 0217
4.059%, 9/30/24		990	252,319
Series 0218
3.757%, 4/20/23		1,794	448,477
Series 0313
3.48%, 3/15/23		7,125	1,768,320

			2,721,203

United States - 7.5%
U.S. Treasury Notes
1.625%, 5/15/26	U.S.$	9,835	9,964,084

Total Governments - Treasuries (cost $19,483,555)			19,707,946

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.9%
Risk Share Floating Rate - 9.3%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.011% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(k)		305	305,676
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2
3.961% (LIBOR 1 Month + 2.30%), 8/25/31 (a)(k)		156	157,635
Eagle RE Ltd.
Series 2018-1, Class M1
3.361% (LIBOR 1 Month + 1.70%), 11/25/28 (a)(k)		227	227,064
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
5.661% (LIBOR 1 Month + 4.00%), 8/25/24 (k)		2,358	2,515,052
Series 2015-DNA1, Class B
10.861% (LIBOR 1 Month + 9.20%), 10/25/27 (k)		495	640,679
Series 2015-HQ1, Class B
12.411% (LIBOR 1 Month + 10.75%), 3/25/25 (k)		1,138	1,485,627

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 2M2
6.661% (LIBOR 1 Month + 5.00%), 11/25/24 (k)	U.S.$	721	$780,890
Series 2015-C01, Class 1M2
5.961% (LIBOR 1 Month + 4.30%), 2/25/25 (k)		420	449,290
Series 2015-C02, Class 1M2
5.661% (LIBOR 1 Month + 4.00%), 5/25/25 (k)		515	550,199
Series 2015-C03, Class 1M2
6.661% (LIBOR 1 Month + 5.00%), 7/25/25 (k)		393	429,428
Series 2015-C03, Class 2M2
6.661% (LIBOR 1 Month + 5.00%), 7/25/25 (k)		2,057	2,190,000
Series 2015-C04, Class 1M2
7.361% (LIBOR 1 Month + 5.70%), 4/25/28 (k)		647	718,581
Series 2015-C04, Class 2M2
7.211% (LIBOR 1 Month + 5.55%), 4/25/28 (k)		836	896,706
Series 2016-C02, Class 1M2
7.661% (LIBOR 1 Month + 6.00%), 9/25/28 (k)		596	656,102
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
3.805% (LIBOR 1 Month + 2.00%), 3/27/24 (h)(k)		297	296,015

			12,298,944

Non-Agency Fixed Rate - 3.6%
Alternative Loan Trust
Series 2005-86CB, Class A8
5.50%, 2/25/36		392	343,290
Series 2006-24CB, Class A1
6.00%, 8/25/36		619	514,821
Series 2006-32CB, Class A5
6.00%, 11/25/36		941	803,334
Series 2006-J1, Class 1A11
5.50%, 2/25/36		356	322,318
BCAP LLC Trust
Series 2009-RR10, Class 10A2
6.00%, 1/26/38 (a)		1,901	1,525,786
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-9, Class A2
6.00%, 5/25/36		501	412,670
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36		368	291,060
Morgan Stanley Mortgage Loan Trust
Series 2007-6XS, Class 2A5S
6.00%, 2/25/47		678	422,588

	Principal Amount (000)		U.S. $ Value
Residential Accredit Loans, Inc. Trust
Series 2005-QA10, Class A31
4.568%, 9/25/35	U.S.$	210	$186,827

			4,822,694

Agency Fixed Rate - 0.8%
Federal National Mortgage Association REMICs
Series 2016-26, Class IO
5.00%, 5/25/46 (l)		1,956	372,962
Series 2016-33, Class NI
5.00%, 7/25/34 (l)		3,794	716,346

			1,089,308

Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
1.851% (LIBOR 1 Month + 0.19%), 12/25/36 (k)		427	222,818

Total Collateralized Mortgage Obligations (cost $17,940,354)			18,433,764

CORPORATES - INVESTMENT GRADE - 11.7%
Industrial - 5.8%
Basic - 1.5%
ArcelorMittal SA
6.75%, 3/01/41		58	71,747
Equate Petrochemical BV
3.00%, 3/03/22 (a)		653	658,101
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)		1,000	1,047,172
Gold Fields Orogen Holdings BVI Ltd.
5.125%, 5/15/24 (a)		223	239,725

			2,016,745

Capital Goods - 0.2%
Republic Services, Inc.
5.25%, 11/15/21		200	212,362

Communications - Telecommunications - 0.1%
Qwest Corp.
6.75%, 12/01/21		67	71,674

Consumer Cyclical - Automotive - 0.9%
Daimler Finance North America LLC
2.45%, 5/18/20 (a)		1,000	1,001,812
General Motors Financial Co., Inc.
2.20%, 4/01/24 (a)	EUR	133	157,310

			1,159,122

Consumer Cyclical - Entertainment - 0.0%
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (a)	U.S.$	24	25,328

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.6%
Lennar Corp.
4.75%, 11/29/27	U.S.$	27	$29,858
5.875%, 11/15/24		113	127,430
MDC Holdings, Inc.
6.00%, 1/15/43		170	189,284
Standard Industries, Inc./NJ
5.375%, 11/15/24 (a)		130	133,280
5.50%, 2/15/23 (a)		180	183,091
Toll Brothers Finance Corp.
4.875%, 3/15/27		138	151,680

			814,623

Consumer Non-Cyclical - 1.2%
Gilead Sciences, Inc.
2.55%, 9/01/20		1,500	1,506,165
Newell Brands, Inc.
3.85%, 4/01/23		60	62,407
4.20%, 4/01/26		60	62,614

			1,631,186

Energy - 0.8%
Boardwalk Pipelines LP
4.45%, 7/15/27		57	59,116
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		107	121,289
Crescent Point Energy Corp.
5.13%, 4/14/21 (c)(f)		750	768,763
EQM Midstream Partners LP
Series 10Y
5.50%, 7/15/28		53	48,810
Occidental Petroleum Corp.
3.20%, 8/15/26		10	10,312

			1,008,290

Technology - 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, 1/15/27		113	119,299
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (a)		49	57,199
Ingram Micro, Inc.
5.45%, 12/15/24		21	22,125
International Business Machines Corp.
0.875%, 1/31/25	EUR	219	253,606
Micron Technology, Inc.
4.185%, 2/15/27	U.S.$	85	92,770
4.975%, 2/06/26		21	23,683
Western Digital Corp.
4.75%, 2/15/26		128	136,620

			705,302

			7,644,632

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 5.2%
Banking - 3.2%
Ally Financial, Inc.
8.00%, 11/01/31	U.S.$	93	$130,763
American Express Credit Corp.
2.375%, 5/26/20		1,500	1,501,840
Bank of America Corp.
Series DD
6.30%, 3/10/26 (j)		86	99,831
Series X
6.25%, 9/05/24 (j)		57	63,337
Series Z
6.50%, 10/23/24 (j)		31	35,260
CIT Group, Inc.
5.25%, 3/07/25		9	9,941
Credit Agricole SA
6.50%, 6/23/21 (a)(j)	EUR	156	185,988
HSBC Bank USA NA
4.875%, 8/24/20	U.S.$	1,500	1,525,619
JPMorgan Chase & Co.
Series FF
5.00%, 8/01/24 (j)		119	124,486
Series HH
4.60%, 2/01/25 (j)		59	60,169
Morgan Stanley
Series G
5.50%, 7/24/20		175	178,030
National Westminster Bank PLC
1.771% (EURIBOR 3 Month + 2.15%), 4/05/20 (j)(k)	EUR	200	220,204
Wells Fargo & Co.
Series S
5.90%, 6/15/24 (j)	U.S.$	154	166,705

			4,302,173

Insurance - 1.2%
ACE Capital Trust II
9.70%, 4/01/30		20	30,201
Aetna, Inc.
6.75%, 12/15/37		257	362,125
Berkshire Hathaway, Inc.
0.625%, 1/17/23	EUR	138	156,480
Centene Corp.
4.25%, 12/15/27 (a)	U.S.$	125	130,305
4.625%, 12/15/29 (a)		142	152,966
5.25%, 4/01/25 (a)		61	63,247
5.375%, 8/15/26 (a)		27	28,676
Cigna Holding Co.
5.125%, 6/15/20		90	91,029
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		96	127,547
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		165	290,716

	Principal Amount (000)		U.S. $ Value
SCOR SE
3.00%, 6/08/46 (a)	EUR	100	$125,105

			1,558,397

REITS - 0.8%
EPR Properties
4.95%, 4/15/28	U.S.$	75	83,973
GLP Capital LP/GLP Financing II, Inc.
5.25%, 6/01/25		76	85,100
5.375%, 4/15/26		34	38,514
5.75%, 6/01/28		56	65,478
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		41	43,194
5.25%, 8/01/26		86	90,357
5.50%, 5/01/24		63	64,380
Sabra Health Care LP
4.80%, 6/01/24		63	67,762
5.125%, 8/15/26		105	114,768
Service Properties Trust
4.35%, 10/01/24		40	42,110
4.50%, 3/15/25		79	83,231
Weyerhaeuser Co.
7.375%, 3/15/32		204	288,814

			1,067,681

			6,928,251

Utility - 0.7%
Natural Gas - 0.7%
GNL Quintero SA
4.634%, 7/31/29 (a)		836	893,266

Total Corporates - Investment Grade (cost $14,796,582)			15,466,149

INFLATION-LINKED SECURITIES - 7.4%
United States - 7.4%
U.S. Treasury Inflation Index 0.375%, 1/15/27 (TIPS) (cost $9,287,693)		9,401	9,752,801

	Shares
INVESTMENT COMPANIES - 4.3%
Funds and Investment Trusts - 4.3% (m)
Financial Select Sector SPDR Fund		89,400	2,678,424
iShares MSCI Emerging Markets ETF		70,618	2,973,724

Total Investment Companies (cost $5,399,897)			5,652,148

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 2.0%
Industrial - 1.9%
Basic - 0.0%
Nouryon Finance B.V. (fka AkzoNobel)
4.949% (LIBOR 1 Month + 3.25%), 10/01/25 (n)	U.S.$	17	$16,904

Capital Goods - 0.3%
BWay Holding Company
5.084% (LIBOR 3 Month + 3.25%), 4/03/24 (n)		219	216,691
Granite US Holdings Corporation
7.211% (LIBOR 3 Month + 5.25%), 9/30/26 (g)(n)		82	81,693
Honeywell Technologies SARL (fka Garrett Motion Inc.)
4.450% (LIBOR 3 Month + 2.50%), 9/27/25 (n)		15	15,261
Panther BF Aggregator 2 L P
5.160% (LIBOR 1 Month + 3.50%), 4/30/26 (n)		100	100,324

			413,969

Communications - Media - 0.2%
Clear Channel Outdoor Holdings, Inc.
5.145% (LIBOR 1 Month + 3.50%), 8/21/26 (n)		18	18,005
Diamond Sports Group, LLC
4.910% (LIBOR 1 Month + 3.25%), 8/24/26 (n)		37	37,348
Iheartcommunications Inc
5/01/26 (o)		50	50,038
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.)
5.781% (LIBOR 1 Month + 4.00%), 5/01/26 (n)		43	42,840
Univision Communications Inc.
4.395% (LIBOR 1 Month + 2.75%), 3/15/24 (n)		110	108,612

			256,843

Consumer Cyclical - Entertainment - 0.0%
Motion Acquisition Limited
5.151% (LIBOR 3 Month + 3.25%), 11/12/26 (n)		33	33,598

Consumer Cyclical - Other - 0.1%
Playtika Holding Corp.
7.645% (LIBOR 1 Month + 6.00%), 12/10/24 (n)		163	164,542
Stars Group Holdings B.V.
5.445% (LIBOR 3 Month + 3.50%), 7/10/25 (n)		17	17,356

			181,898

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Restaurants - 0.0%
Whatabrands LLC
4.984% (LIBOR 1 Month + 3.25%), 8/02/26 (n)	U.S.$	23	$23,061

Consumer Cyclical - Retailers - 0.1%
PetSmart, Inc.
5.670% (LIBOR 1 Month + 4.00%), 3/11/22 (n)		73	73,091
Specialty Building Products Holdings, LLC
7.395% (LIBOR 1 Month + 5.75%), 10/01/25 (n)		78	77,571

			150,662

Consumer Non-Cyclical - 0.5%
Aldevron, L.L.C.
6.195% (LIBOR 3 Month + 4.25%), 10/12/26 (g)(n)		88	88,626
athenahealth, Inc.
6.401% (LIBOR 3 Month + 4.50%), 2/11/26 (n)		84	83,904
BI-LO, LLC
9.850% (LIBOR 2 Month + 8.00%), 5/31/24 (n)		65	60,045
9.892% (LIBOR 3 Month + 8.00%), 5/31/24 (n)		64	59,030
9.894% (LIBOR 3 Month + 8.00%), 5/31/24 (n)		67	61,883
Envision Healthcare Corporation
5.395% (LIBOR 1 Month + 3.75%), 10/10/25 (n)		50	41,515
Froneri International PLC
1/29/28 (g)(o)		10	10,150
Regionalcare Hospital Partners Holdings, Inc.
5.549% (LIBOR 1 Month + 3.75%), 11/16/25 (n)		59	58,995
U.S. Renal Care, Inc.
6.645% (LIBOR 1 Month + 5.00%), 6/26/26 (n)		120	118,553

			582,701

Energy - 0.3%
California Resources Corporation
12.025% (LIBOR 1 Month + 10.38%), 12/31/21 (n)		263	182,336
Chesapeake Energy Corporation
9.928% (LIBOR 3 Month + 8.00%), 6/24/24 (g)(n)		82	82,307

	Principal Amount (000)		U.S. $ Value
CITGO Petroleum Corporation
6.945% (LIBOR 3 Month + 5.00%), 3/28/24 (g)(n)	U.S.$	44	$44,292
Triton Solar US Acquisition Co.
7.645% (LIBOR 1 Month + 6.00%), 10/29/24 (n)		153	130,939

			439,874

Other Industrial - 0.1%
American Tire Distributors, Inc.
9.145% (LIBOR 1 Month + 7.50%), 9/02/24 (f)(n)		32	28,496
9.445% (LIBOR 3 Month + 7.50%), 9/02/24 (f)(n)		4	3,677
Dealer Tire, LLC
12/12/25 (g)(o)		20	20,050

			52,223

Services - 0.1%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC)
5.895% (LIBOR 1 Month + 4.25%), 7/10/26 (n)		16	16,438
Garda World Security Corporation
6.660% (LIBOR 3 Month + 4.75%), 10/30/26 (n)		12	12,293
Maverick Purchaser SUB, LLC
1/22/27 (o)		20	20,025
Parexel International Corporation
4.395% (LIBOR 1 Month + 2.75%), 9/27/24 (n)		14	13,387
Refinitiv US Holdings Inc. (fka Financial & Risk US Holdings, Inc.)
4.895% (LIBOR 1 Month + 3.25%), 10/01/25 (n)		22	22,482
Team Health Holdings, Inc.
4.395% (LIBOR 1 Month + 2.75%), 2/06/24 (n)		40	31,656

			116,281

Technology - 0.2%
Avaya Inc.
5.926% (LIBOR 1 Month + 4.25%), 12/15/24 (n)		55	53,288
Boxer Parent Company Inc. (fka BMC Software, Inc.)
5.895% (LIBOR 1 Month + 4.25%), 10/02/25 (n)		139	136,487
Pitney Bowes Inc.
1/17/25 (o)		62	61,613

	Principal Amount (000)		U.S. $ Value
Presidio LLC (fka Presidio, Inc.)
1/15/27 (g)(o)	U.S.$	16	$15,789

			267,177

			2,535,191

Financial Institutions - 0.1%
Finance - 0.1%
Ellie Mae, Inc.
5.945% (LIBOR 3 Month + 4.00%), 4/17/26 (n)		57	57,179
Jefferies Finance LLC
5.063% (LIBOR 1 Month + 3.25%), 6/03/26 (n)		16	15,885

			73,064

Total Bank Loans (cost $2,702,187)			2,608,255

EMERGING MARKETS - SOVEREIGNS - 1.6%
Argentina - 0.2%
Argentine Republic Government International Bond
5.875%, 1/11/28		184	80,557
6.875%, 1/26/27-1/11/48		297	129,610
Series NY
3.75%, 12/31/38		89	37,341

			247,508

Costa Rica - 0.3%
Costa Rica Government International Bond
7.158%, 3/12/45 (a)		360	386,437

Ecuador - 0.2%
Ecuador Government International Bond
9.65%, 12/13/26 (a)		275	242,602

Gabon - 0.3%
Gabon Government International Bond
6.95%, 6/16/25 (a)		360	389,250

Ivory Coast - 0.4%
Ivory Coast Government International Bond
6.375%, 3/03/28 (a)		225	242,719
6.625%, 3/22/48 (a)	EUR	310	349,929

			592,648

Senegal - 0.2%
Senegal Government International Bond
6.75%, 3/13/48 (a)	U.S.$	235	240,802

Total Emerging Markets - Sovereigns (cost $2,076,032)			2,099,247

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 1.3%
Hungary - 0.2%
Hungary Government International Bond
6.375%, 3/29/21	U.S.$	208	$218,985

Qatar - 0.6%
Qatar Government International Bond
3.875%, 4/23/23 (a)		800	846,424

Saudi Arabia - 0.5%
Saudi Government International Bond
3.25%, 10/26/26 (a)		661	697,355

Total Governments - Sovereign Bonds (cost $1,701,871)			1,762,764

COVERED BONDS - 1.1%
Stadshypotek AB
Series 1588
1.50%, 3/01/24 (a) (cost $1,411,591)	SEK	13,000	1,415,918

LOCAL GOVERNMENTS - REGIONAL BONDS - 1.0%
Sweden - 1.0%
Kommuninvest I Sverige AB
Series 2410
1.00%, 10/02/24 (a) (cost $1,384,563)		12,940	1,389,448

SUPRANATIONALS - 1.0%
Supranational - 1.0%
European Investment Bank
1.25%, 5/12/25 (a) (cost $1,385,299)		12,720	1,389,239

ASSET-BACKED SECURITIES - 1.0%
Other ABS - Fixed Rate - 0.7%
DB Master Finance LLC
Series 2017-1A, Class A2I
3.629%, 11/20/47 (a)	U.S.$	71	73,047
SoFi Consumer Loan Program Trust
Series 2018-1, Class R1
Zero Coupon, 2/25/27 (c)(g)(h)		15	747,895
Wendy’s Funding LLC
Series 2018-1A, Class A2I
3.573%, 3/15/48 (a)		82	84,222

			905,164

Autos - Fixed Rate - 0.3%
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		350	372,760

Total Asset-Backed Securities (cost $2,007,179)			1,277,924

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 0.9%
Industrial - 0.8%
Consumer Cyclical - Other - 0.2%
Wynn Macau Ltd.
5.50%, 10/01/27 (a)	U.S.$	211	$214,824

Consumer Non-Cyclical - 0.2%
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 3/14/26 (a)		225	247,008
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (d)(e)(h)		804	24,120

			271,128

Energy - 0.4%
Petrobras Global Finance BV
5.999%, 1/27/28		515	600,321

			1,086,273

Utility - 0.1%
Electric - 0.1%
Terraform Global Operating LLC
6.125%, 3/01/26 (h)		145	150,714

Total Emerging Markets - Corporate Bonds (cost $1,482,128)			1,236,987

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%
Non-Agency Fixed Rate CMBS - 0.4%
DBUBS Mortgage Trust
Series 2011-LC2A, Class E
5.714%, 7/10/44 (a)		600	616,404

Non-Agency Floating Rate CMBS - 0.4%
BHMS
Series 2018-ATLS, Class A
2.926% (LIBOR 1 Month + 1.25%), 7/15/35 (a)(k)		486	486,302

Total Commercial Mortgage-Backed Securities (cost $1,034,561)			1,102,706

QUASI-SOVEREIGNS - 0.6%
Quasi-Sovereign Bonds - 0.6%
United Arab Emirates - 0.6%
MDGH - GMTN BV
3.70%, 11/07/49 (a)		800	838,241

United States - 0.0%
Citgo Holding, Inc.
9.25%, 8/01/24 (a)		18	19,346

Total Quasi-Sovereigns (cost $818,000)			857,587

Company	Shares	U.S. $ Value
COMMON STOCKS - 0.6%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Golden Energy Offshore Services AS (e)(f)	757,891	$288,392
Paragon Offshore Ltd. - Class A (e)(f)(g)	3,303	661
Paragon Offshore Ltd. - Class B (e)(f)(g)	4,955	74,325

		363,378

Consumer Discretionary - 0.1%
Auto Components - 0.0%
ATD New Holdings, Inc. (e)(f)(g)	1,311	32,119
Exide Corp. (c)(f)(g)	14,137	11,734
Exide Technologies (e)(g)	38,817	32,218
Exide Technologies (c)(e)(f)(g)	2,970	2,465

		78,536

Hotels, Restaurants & Leisure - 0.1%
eDreams ODIGEO SA (e)	23,841	116,742

		195,278

Information Technology - 0.1%
Software - 0.1%
Avaya Holdings Corp. (e)	5,422	69,239
Monitronics International, Inc. (e)	613	5,517
Monitronics International, Inc. (c)(e)(f)(g)	616	5,267

		80,023

Communication Services - 0.1%
Media - 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	6,303	17,207
iHeartMedia, Inc. - Class A (e)(f)	2,651	46,870

		64,077

Health Care - 0.0%
Pharmaceuticals - 0.0%
Horizon Therapeutics PLC (e)	1,344	46,355

Materials - 0.0%
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc. (e)	48	167

Total Common Stocks (cost $1,710,344)		749,278

	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.4%
Swaptions - 0.4%
IRS Swaption
Expiration: Feb 2020; Contracts: 43,800,000;
Exercise Rate: 1.61%;
Counterparty: Morgan Stanley Capital Services LLC (e)
(premiums paid $401,000)	USD	43,800,000	$596,725

	Principal Amount (000)
EMERGING MARKETS - TREASURIES - 0.4%
Dominican Republic - 0.4%
Dominican Republic International Bond
15.95%, 6/04/21 (a) (cost $707,493)	DOP	27,000	550,509

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.1%
United States - 0.1%
Alameda Corridor Transportation Authority
Series 1999C
6.60%, 10/01/29 (cost $109,628)	U.S.$	100	126,225

	Shares
WARRANTS - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (e)		4,331	4,374
iHeartMedia, Inc., expiring 5/01/39 (e)(f)		29	479
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (e)(f)		1,292	6
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (e)(f)		544	65

Total Warrants (cost $1,156)			4,924

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption
Expiration: Apr 2020; Contracts: 300,000,000;
Exercise Rate: (0.07)%;
Counterparty: Morgan Stanley Capital Services LLC (e)
(premiums paid $601,858)	EUR	300,000,000	918

Company	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 8.1%
Governments - Treasuries - 4.5%
Japan - 4.5%
Japan Treasury Discount Bill
Series 876
Zero Coupon, 3/23/20 (cost $5,881,116)	JPY	644,000	$5,944,299

	Shares
Investment Companies - 1.7%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 1.50% (m)(p)(q) (cost $2,324,544)		2,324,544	2,324,544

	Principal Amount (000)
U.S. Treasury Bills - 1.5%
U.S. Treasury Bill
Zero Coupon, 2/18/20 (cost $2,001,562)	U.S.$	2,003	2,001,577

Time Deposits - 0.4%
BBH, Grand Cayman
0.32%, 2/03/20	GBP	4	5,343
Citibank, London
(0.67)%, 2/03/20	EUR	33	36,660
JPMorgan Chase, New York
0.95%, 2/03/20	U.S.$	521	521,348

Total Time Deposits (cost $563,351)			563,351

Total Short-Term Investments (cost $10,770,573)			10,833,771

Total Investments - 100.2% (cost $132,739,144) (r)			132,949,864
Other assets less liabilities - (0.2)%			(328,957)

Net Assets - 100.0%			$132,620,907

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
3 Yr Australian Bond Futures	240	March 2020	$18,633,291	$35,754
10 Yr Canadian Bond Futures	310	March 2020	33,302,630	590,328

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
EURO STOXX 50 Index Futures	194	March 2020	$7,801,777	$(229,986)
Euro-Bund Futures	195	March 2020	37,854,981	520,289
Fed Fund 30 day Futures	1,183	July 2020	486,153,306	45,129
Nikkei 225 (CME) Futures	70	March 2020	7,955,500	(220,500)
U.S. T-Note 2 Yr (CBT) Futures	444	March 2020	96,063,563	341,563
U.S. T-Note 5 Yr (CBT) Futures	774	March 2020	93,127,922	1,002,563
U.S. T-Note 10 Yr (CBT) Futures	2	March 2020	263,313	4,117
Sold Contracts
Euro Buxl 30 Yr Bond Futures	37	March 2020	8,654,250	(254,549)
Euro-BOBL Futures	4	March 2020	598,710	(4,347)
Long Gilt Futures	168	March 2020	29,935,629	(493,299)
S&P 500 E-Mini Futures	85	March 2020	13,702,000	(331,819)
U.S. 10 Yr Ultra Futures	259	March 2020	37,724,969	(733,445)
U.S. T-Note 10 Yr (CBT) Futures	73	March 2020	9,610,906	(153,281)
U.S. Ultra Bond (CBT) Futures	185	March 2020	35,832,188	(1,252,719)

				$(1,134,202)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	EUR	10,222	USD	11,397	2/12/20	$54,964
Bank of America, NA	EUR	10,222	USD	11,418	3/11/20	56,436
Bank of America, NA	NOK	4,852	USD	551	3/12/20	23,546
Bank of America, NA	USD	516	GBP	394	3/13/20	5,045
Barclays Bank PLC	MYR	1,970	USD	469	2/13/20	(9,920)
BNP Paribas SA	SGD	2,118	USD	1,572	3/19/20	19,949
BNP Paribas SA	CAD	1,366	USD	1,034	3/27/20	2,331
Brown Brothers Harriman & Co.	MXN	132	USD	7	3/06/20	3
Brown Brothers Harriman & Co.	SEK	3,930	USD	416	3/12/20	7,501
Brown Brothers Harriman & Co.	SEK	40,698	USD	4,224	3/12/20	(11,040)
Brown Brothers Harriman & Co.	USD	522	GBP	397	3/13/20	2,887
Brown Brothers Harriman & Co.	USD	630	CHF	608	3/18/20	3,101
Brown Brothers Harriman & Co.	HUF	93,678	USD	314	3/26/20	5,799
Brown Brothers Harriman & Co.	USD	151	CAD	197	3/27/20	(1,892)
Brown Brothers Harriman & Co.	USD	377	TRY	2,271	3/30/20	(2,472)
Brown Brothers Harriman & Co.	JPY	32,181	USD	298	4/09/20	5
Citibank, NA	USD	940	KRW	1,099,021	2/06/20	(19,040)
Citibank, NA	IDR	40,364,021	USD	2,846	2/27/20	(72,077)
Citibank, NA	USD	354	IDR	4,970,634	2/27/20	5,162
Citibank, NA	USD	3,269	SEK	30,617	3/12/20	(82,959)
Citibank, NA	GBP	1,178	USD	1,548	3/13/20	(8,929)
Goldman Sachs Bank USA	MYR	7,392	USD	1,755	2/13/20	(43,371)
Goldman Sachs Bank USA	USD	2,753	MYR	11,249	2/13/20	(15,529)
Goldman Sachs Bank USA	USD	263	IDR	3,583,583	2/27/20	(3,655)
Goldman Sachs Bank USA	USD	586	GBP	450	3/13/20	8,659
Goldman Sachs Bank USA	USD	3,166	HUF	938,858	3/26/20	(73,962)
Goldman Sachs Bank USA	MYR	11,249	USD	2,740	8/13/20	12,847
JPMorgan Chase Bank, NA	USD	634	GBP	482	3/13/20	3,573
JPMorgan Chase Bank, NA	USD	3,029	CAD	4,003	3/27/20	(3,882)
JPMorgan Chase Bank, NA	JPY	517,853	USD	4,763	4/09/20	(33,461)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	BRL	3,952	USD	939	2/04/20	$16,694
Morgan Stanley Capital Services LLC	USD	926	BRL	3,952	2/04/20	(2,831)
Morgan Stanley Capital Services LLC	KRW	1,099,021	USD	925	2/06/20	4,555
Morgan Stanley Capital Services LLC	MYR	1,887	USD	450	2/13/20	(9,613)
Morgan Stanley Capital Services LLC	USD	938	BRL	3,952	3/03/20	(16,897)
Morgan Stanley Capital Services LLC	EUR	5,083	USD	5,654	4/08/20	(6,416)
Morgan Stanley Capital Services LLC	USD	927	KRW	1,099,021	5/14/20	(7,163)
Societe Generale	CHF	6,069	USD	6,289	3/18/20	(30,322)
Standard Chartered Bank	USD	1,203	IDR	16,428,049	2/27/20	(15,616)
UBS AG	BRL	3,952	USD	926	2/04/20	2,831
UBS AG	USD	968	BRL	3,952	2/04/20	(45,101)
UBS AG	EUR	1,524	USD	1,704	4/08/20	7,601

						$(272,659)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter-Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Call
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.06%	2/03/20	USD 9,070	$337,000	$(821,633)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Assured Guaranty Municipal Corp., 12/20/24*	(1.00)%	Quarterly	0.42%	USD	15,000	$(431,226)	$(409,648)	$(21,578)
Assured Guaranty Municipal Corp., 12/20/24*	(1.00)	Quarterly	0.42	USD	22,000	(632,465)	(524,194)	(108,271)
Assured Guaranty Municipal Corp., 12/20/24*	(1.00)	Quarterly	0.42	USD	25,000	(718,710)	(586,327)	(132,383)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Assured Guaranty Municipal Corp., 6/20/24*	(1.00)%	Quarterly	0.36%	USD	22,000	$(617,775)	$(293,115)	$(324,660)
Brazilian Government International Bond, 4.250%, 1/07/25, 12/20/24*	(1.00)	Quarterly	1.04	USD	25,000	18,392	383,439	(365,047)
Brazilian Government International Bond, 4.250%, 1/07/25, 6/20/24*	(1.00)	Quarterly	0.91	USD	25,000	(101,394)	638,443	(739,837)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	29	(5,881)	(4,964)	(917)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	74	(14,835)	(12,434)	(2,401)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	111	2,523	5,429	(2,906)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	44	(8,832)	(7,651)	(1,181)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	44	(4,112)	(2,873)	(1,239)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	44	(8,841)	(7,613)	(1,228)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	74	(6,991)	(5,049)	(1,942)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	59	(5,483)	(3,851)	(1,632)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	54	1,176	2,599	(1,423)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	55	(5,117)	(3,482)	(1,635)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	44	(3,708)	(2,386)	(1,322)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)%	Quarterly	2.82%	USD	44	$(3,708)	$(2,382)	$(1,326)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	24	208	912	(704)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	37	(7,403)	(6,233)	(1,170)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	44	(4,112)	(2,713)	(1,399)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	16	(1,321)	(846)	(475)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	15	324	723	(399)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	38	683	1,786	(1,103)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	50	(10,090)	(8,534)	(1,556)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	22	(2,011)	(1,339)	(672)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	38	(3,212)	(2,089)	(1,123)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	23	(4,491)	(3,780)	(711)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	6	(492)	(404)	(88)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	7	(1,340)	(1,231)	(109)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	6	(1,238)	(1,131)	(107)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	58	(5,391)	(4,476)	(915)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	62	(4,997)	(4,025)	(972)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)%	Quarterly	2.82%	USD	62	$(5,007)	$(3,892)	$(1,115)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	138	(14,444)	(10,428)	(4,016)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	145	(13,524)	(8,807)	(4,717)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	207	(19,080)	(12,686)	(6,394)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	212	(17,142)	(10,512)	(6,630)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	217	(22,384)	(15,478)	(6,906)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	278	(22,540)	(13,919)	(8,621)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	418	(33,892)	(22,754)	(11,138)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	419	(33,972)	(22,366)	(11,606)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	345	(36,074)	(25,417)	(10,657)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	418	(38,611)	(26,931)	(11,680)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	348	(28,171)	(17,323)	(10,848)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	362	(33,718)	(22,290)	(11,428)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	506	(52,861)	(38,608)	(14,253)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	415	(38,250)	(25,197)	(13,053)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	417	(38,835)	(25,412)	(13,423)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)%	Quarterly	2.82%	USD	417	$(38,835)	$(25,369)	$(13,466)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	558	(51,452)	(36,078)	(15,374)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	521	(48,106)	(32,680)	(15,426)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	482	(39,060)	(24,160)	(14,900)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	697	(64,155)	(44,626)	(19,529)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	699	(56,582)	(34,224)	(22,358)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	1,049	(109,604)	(80,236)	(29,368)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	1,754	(162,023)	(108,898)	(53,125)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	5,390	(497,837)	(292,075)	(205,762)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.82	USD	8,575	(792,014)	(464,662)	(327,352)
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	(5.00)	Quarterly	3.07	USD	1,010	(90,356)	(55,139)	(35,217)
CDX-NAIG Series 31, 5 Year Index, 12/20/23*	(1.00)	Quarterly	0.37	USD	22,180	(555,300)	(88,219)	(467,081)
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	(1.00)	Quarterly	0.44	USD	21,400	(535,825)	(431,065)	(104,760)
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	(1.00)	Quarterly	0.44	USD	22,180	(555,355)	(323,590)	(231,765)
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	(1.00)	Quarterly	0.44	USD	75,000	(1,877,892)	(1,472,100)	(405,792)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Chile Government International Bond, 3.875%, 8/05/20, 12/20/24*	(1.00)%	Quarterly	0.51%	USD	30,010	$(736,290)	$(868,073)	$131,783
Chile Government International Bond, 3.875%, 8/05/20, 6/20/24*	(1.00)	Quarterly	0.44	USD	80,010	(1,968,368)	(1,601,729)	(366,639)
Indonesia Government International Bond, 5.875%, 3/13/20, 12/20/24*	(1.00)	Quarterly	0.67	USD	20,000	(333,804)	(110,629)	(223,175)
Indonesia Government International Bond, 5.875%, 3/13/20, 6/20/24*	(1.00)	Quarterly	0.58	USD	20,000	(365,291)	56,197	(421,488)
iTraxx Australia Series 31, 5 Year Index, 6/20/24*	(1.00)	Quarterly	0.46	USD	75,000	(1,805,521)	(706,130)	(1,099,391)
iTraxx Australia Series 32, 5 Year Index, 12/20/24*	(1.00)	Quarterly	0.52	USD	75,000	(1,773,281)	(1,192,135)	(581,146)
iTraxx Europe Crossover Series 31, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.41	EUR	208	(26,018)	(22,570)	(3,448)
iTraxx Europe Crossover Series 31, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.41	EUR	313	(39,089)	(33,916)	(5,173)
iTraxx Europe Crossover Series 31, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.41	EUR	311	(38,842)	(33,204)	(5,638)
iTraxx Europe Crossover Series 31, 5 Year Index, 6/20/24*	(5.00)	Quarterly	2.41	EUR	313	(39,089)	(33,352)	(5,737)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Series 31, 5 Year Index, 6/20/24*	(1.00)%	Quarterly	0.41%	EUR	42,950	$(1,310,892)	$(806,492)	$(504,400)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/24*	(5.00)	Quarterly	2.31	EUR	920	(131,111)	(121,564)	(9,547)
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/24*	(1.00)	Quarterly	0.46	EUR	15,000	(457,742)	(352,352)	(105,390)
iTraxx Senior Financials Series 23, 5 Year Index, 6/20/20*	(1.00)	Quarterly	0.08	EUR	10,160	(53,952)	(14,068)	(39,884)
Korea International Bond, 2.750%, 1/19/27, 12/20/24*	(1.00)	Quarterly	0.28	USD	24,590	(877,778)	(770,871)	(106,907)
Korea International Bond, 2.750%, 1/19/27, 6/20/24*	(1.00)	Quarterly	0.24	USD	84,590	(2,842,514)	(2,360,771)	(481,743)
People’s Republic of China, 7.500%, 10/28/27, 12/20/24*	(1.00)	Quarterly	0.42	USD	35,060	(1,011,474)	(880,589)	(130,885)
People’s Republic of China, 7.500%, 10/28/27, 6/20/24*	(1.00)	Quarterly	0.36	USD	62,560	(1,770,857)	(1,253,280)	(517,577)
Philippines Government International Bond, 10.625%, 3/16/25, 12/20/24*	(1.00)	Quarterly	0.41	USD	20,000	(582,251)	(492,816)	(89,435)
Russian Government International Bond, 7.500%, 3/31/30, 12/20/24*	(1.00)	Quarterly	0.65	USD	10,000	(179,789)	(73,653)	(106,136)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Assured Guaranty Municipal Corp., 6/20/24*	1.00%	Quarterly	0.36%	USD	22,000	$617,775	$531,095	$86,680
Brazilian Government International Bond, 4.250%, 1/07/25, 6/20/24*	1.00	Quarterly	0.91	USD	25,000	101,394	(200,452)	301,846
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00	Quarterly	2.82	USD	1,755	162,114	86,589	75,525
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00	Quarterly	2.82	USD	1,000	92,326	66,085	26,241
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	112	(2,711)	(5,715)	3,004
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	75	6,139	3,800	2,339
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	74	6,052	4,055	1,997
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	51	9,527	7,839	1,688
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	55	(756)	(2,358)	1,602
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	59	11,005	9,321	1,684
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	45	(580)	(1,986)	1,406
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	45	3,632	2,248	1,384
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	45	4,122	2,738	1,384
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	54	10,033	8,463	1,570
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	39	3,147	1,948	1,199

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00%	Quarterly	3.07%	USD	38	$(447)	$(1,605)	$1,158
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	37	2,985	1,872	1,113
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	45	4,118	2,910	1,208
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	45	4,116	2,918	1,198
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	45	4,118	2,963	1,155
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	30	2,421	1,526	895
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	24	1,943	1,206	737
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	23	2,107	1,394	713
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	22	4,297	3,577	720
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	16	1,257	721	536
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	15	2,739	2,283	456
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	7	644	524	120
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	7	1,326	1,215	111
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	6	1,186	1,091	95
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	58	4,572	3,642	930
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	62	4,875	3,884	991

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00%	Quarterly	3.07%	USD	62	$5,558	$4,428	$1,130
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	140	11,080	6,795	4,285
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	527	52,843	36,601	16,242
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	1,059	107,506	77,040	30,466
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	563	44,715	28,741	15,974
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	511	40,550	25,825	14,725
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	281	25,394	16,267	9,127
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	706	63,754	40,091	23,663
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	421	38,002	23,897	14,105
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	421	42,215	28,001	14,214
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	219	19,761	12,458	7,303
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	351	35,262	23,705	11,557
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	419	37,336	23,427	13,909
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	146	13,182	8,256	4,926
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	348	31,474	20,051	11,423
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	487	38,664	22,694	15,970

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00%	Quarterly	3.07%	USD	209	$16,343	$9,489	$6,854
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	365	32,995	20,744	12,251
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	214	19,065	11,899	7,166
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	423	37,694	26,062	11,632
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	423	37,694	25,504	12,190
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	425	37,873	25,720	12,153
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	704	63,576	43,288	20,288
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	479	42,875	44,884	(2,009)
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00	Quarterly	3.07	USD	471	42,166	44,536	(2,370)
CDX-NAIG Series 31, 5 Year Index, 12/20/23*	1.00	Quarterly	0.37	USD	22,180	555,300	348,810	206,490
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	1.00	Quarterly	0.44	USD	75,000	1,877,892	1,105,901	771,991
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	1.00	Quarterly	0.44	USD	43,580	1,091,180	854,864	236,316
Chile Government International Bond, 3.875%, 8/05/20, 12/20/24*	1.00	Quarterly	0.51	USD	20,000	490,697	452,244	38,453
Chile Government International Bond, 3.875%, 8/05/20, 6/20/24*	1.00	Quarterly	0.44	USD	30,010	738,292	849,530	(111,238)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Chile Government International Bond, 3.875%, 8/05/20, 6/20/24*	1.00%	Quarterly	0.44%	USD	50,000	$1,230,077	$1,480,363	$(250,286)
Indonesia Government International Bond, 5.875%, 3/13/20, 6/20/24*	1.00	Quarterly	0.58	USD	20,000	365,290	190,526	174,764
iTraxx Australia Series 31, 5 Year Index, 6/20/24*	1.00	Quarterly	0.46	USD	75,000	1,805,521	1,354,516	451,005
iTraxx Europe Crossover Series 31, 5 Year Index, 6/20/24*	1.00	Quarterly	0.41	EUR	42,950	1,310,892	1,064,701	246,191
iTraxx Europe Crossover Series 31, 5 Year Index, 6/20/24*	5.00	Quarterly	2.41	EUR	237	29,594	23,333	6,261
iTraxx Europe Crossover Series 31, 5 Year Index, 6/20/24*	5.00	Quarterly	2.41	EUR	908	113,444	100,969	12,475
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/24*	5.00	Quarterly	2.31	EUR	211	30,071	29,691	380
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/24*	5.00	Quarterly	2.31	EUR	315	44,891	43,792	1,099
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/24*	5.00	Quarterly	2.31	EUR	317	45,176	44,072	1,104
iTraxx Europe Crossover Series 32, 5 Year Index, 12/20/24*	5.00	Quarterly	2.31	EUR	317	45,176	44,694	482

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Korea International Bond, 2.750%, 1/19/27, 6/20/24*	1.00%	Quarterly	0.24%	USD	60,000	$2,016,206	$1,774,006	$242,200
Korea International Bond, 2.750%, 1/19/27, 6/20/24*	1.00	Quarterly	0.24	USD	24,590	826,309	736,901	89,408
People’s Republic of China, 7.500%, 10/28/27, 6/20/24*	1.00	Quarterly	0.36	USD	35,060	992,427	886,922	105,505
People’s Republic of China, 7.500%, 10/28/27, 6/20/24*	1.00	Quarterly	0.36	USD	27,500	778,430	700,117	78,313

						$(8,468,806)	$(3,076,431)	$(5,392,375)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
GBP	51,280	11/09/20	6 Month LIBOR	1.220%	Semi-Annual/ Semi-Annual	$290,665	$	– 0	–	$290,665
USD	43,730	5/24/21	2.288%	3 Month LIBOR	Semi-Annual/ Quarterly	(476,606)		– 0	–	(476,606)
CAD	165,000	6/14/21	3 Month CDOR	1.720%	Semi-Annual/ Semi-Annual	(104,213)		– 0	–	(104,213)
USD	68,240	7/25/23	2.954%	3 Month LIBOR	Semi-Annual/ Quarterly	(3,779,262)		– 0	–	(3,779,262)
GBP	20,940	11/09/23	1.460%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(861,244)		– 0	–	(861,244)
GBP	810	2/29/24	6 Month LIBOR	1.251%	Semi-Annual/ Semi-Annual	27,683		7,879		19,804
GBP	810	2/29/24	1.251%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(27,674)		8,796		(36,470)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
CAD	47,610	5/22/24	3 Month CDOR	1.980%	Semi-Annual/ Semi-Annual	$506,282	$	– 0	–	$506,282
CAD	50,830	9/06/24	3 Month CDOR	1.650%	Semi-Annual/ Semi-Annual	(28,748)		– 0	–	(28,748)
USD	38,150	9/10/24	1.360%	3 Month LIBOR	Semi-Annual/ Quarterly	(137,797)		– 0	–	(137,797)
USD	80,630	11/05/24	1.530%	3 Month LIBOR	Semi-Annual/ Quarterly	(650,023)		– 0	–	(650,023)
CAD	38,800	1/14/25	3 Month CDOR	1.950%	Semi-Annual/ Semi-Annual	436,863		– 0	–	436,863
MXN	117,100	9/11/26	4 Week TIIE	6.290%	Monthly/Monthly	(72,039)		– 0	–	(72,039)
CAD	8,010	12/05/46	2.310%	3 Month CDOR	Semi-Annual/ Semi-Annual	(546,697)		– 0	–	(546,697)
GBP	8,700	10/09/49	0.745%	6 Month LIBOR	Semi-Annual/ Semi-Annual	287,417		– 0	–	287,417
JPY	1,715,000	10/11/49	6 Month LIBOR	0.437%	Semi-Annual/ Semi-Annual	37,725		– 0	–	37,725
CAD	8,200	1/14/50	2.210%	3 Month CDOR	Semi-Annual/ Semi-Annual	(484,253)		– 0	–	(484,253)

						$(5,581,921)		$16,675		$(5,598,596)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	(1.00)%	Quarterly	0.09%	USD	55,920	$(776,465)	$269,982	$(1,046,447)
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	(1.00)	Quarterly	0.03	JPY	3,720,370	(339,642)	(47,198)	(292,444)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 4.800%, 2/15/24, 6/20/20*	5.00%	Quarterly	0.57%	USD	300	$7,038	$1,023	$6,015
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	1.00	Quarterly	0.09	USD	25,820	358,518	(7,625)	366,143
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6.110%, 6/29/15, 6/20/20*	5.00	Quarterly	0.07	USD	300	7,627	1,828	5,799
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	1.00	Quarterly	0.03	JPY	3,720,370	341,550	138,539	203,011
Citibank, NA
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	1.00	Quarterly	0.09	USD	30,100	417,947	(41,353)	459,300
Nabors Industries, Inc., 5.500%, 1/15/23, 6/20/20*	1.00	Quarterly	1.42	USD	300	(110)	(2,777)	2,667
Safeway Inc., 7.250%, 2/01/31, 6/20/20*	1.00	Quarterly	0.12	USD	300	1,403	(2,025)	3,428
Staples, Inc., 8.500%, 9/15/25, 6/20/20*	1.00	Quarterly	0.45	USD	300	1,021	(987)	2,008
Credit Suisse International
Avon Products, Inc., 5.000%, 3/15/23, 6/20/20*	1.00	Quarterly	0.08	USD	300	1,451	(4,290)	5,741
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	8,810	(544,605)	132,242	(676,847)
Freeport-McMoran, Inc., 3.550%, 3/01/22, 6/20/20*	1.00	Quarterly	0.15	USD	300	1,370	(1,758)	3,128
Teck Resources Ltd., 3.750%, 2/01/23, 6/20/20*	1.00	Quarterly	0.18	USD	300	1,333	(1,869)	3,202
Transocean Inc., 3.800%, 10/15/22, 6/20/20*	1.00	Quarterly	1.12	USD	300	233	(5,236)	5,469

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
iTraxx Japan Series 32, 5 Year Index, 12/20/24*	1.00%	Quarterly	0.46%	JPY	3,280,190	$(829,828)	$(549,576)	$(280,252)
Morgan Stanley Capital Services LLC
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00	Quarterly	2.82	USD	23,412	2,162,424	1,194,384	968,040

						$811,265	$1,073,304	$(262,039)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Citigroup Global Markets, Ltd.
Portugal Government Bond, 2.125%, 10/17/28	(0.73)%	Maturity	EUR	8,810	3/27/20	$(232,105)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate market value of these securities amounted to $47,895,790 or 36.1% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2020.
(c)	Fair valued by the Adviser.
(d)	Defaulted matured security.
(e)	Non-income producing security.
(f)	Illiquid security.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.99% of net assets as of January 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies(Exchange Priority)
11.00%, 10/31/24	5/24/17	$96,780	$85,450	0.06%
Exide Technologies(First Lien)
11.00%, 10/31/24	5/24/17	28,066	25,895	0.02%
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
3.805%, 3/27/24	3/21/19	297,112	296,015	0.22%
SoFi Consumer Loan Program Trust
Series 2018-1, Class R1
Zero Coupon, 2/25/27	2/01/18	1,500,021	747,895	0.56%
Terraform Global Operating LLC
6.125%, 3/01/26	6/04/19	147,634	150,714	0.11%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/23/14	477,436	24,120	0.02%
(i)	Defaulted.
(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(k)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2020.
(l)	IO - Interest Only.
(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(n)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2020.
(o)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(p)	Affiliated investments.
(q)	The rate shown represents the 7-day yield as of period end.
(r)

As of January 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,214,594 and gross unrealized depreciation of investments was $(28,380,482), resulting in net unrealized depreciation of $(13,165,888).

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
GMTN	-	Global Medium Term Note
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International

REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
SPDR	-	Standard & Poor’s Depository Receipt
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

Country Breakdown1

January 31, 2020 (unaudited)

66.6%	United States
4.3%	Italy
2.2%	Sweden
2.1%	United Kingdom
2.0%	Malaysia
2.0%	Canada
1.1%	Indonesia
1.0%	Supranational
1.0%	Luxembourg
0.8%	Germany
0.8%	Switzerland
0.7%	Chile
0.6%	Qatar
6.7%	Other
8.1%	Short-Term

100.0%	Total Investments

[1]

All data are as of January 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following: Argentina, Australia, Brazil, Costa Rica, Denmark, Dominican Republic, Ecuador, Euro Zone, France, Gabon, Hungary, Ireland, Ivory Coast, Kuwait, Macau, Netherlands, Norway, Saudi Arabia, Senegal, South Africa, Spain, Turkey and United Arab Emirates.

AB Unconstrained Bond Fund

January 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Securities	Level 1			Level 2			Level 3			Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–		$35,823,286			$111,345	#	$35,934,631
Governments - Treasuries		– 0	–		19,707,946			– 0	–	19,707,946
Collateralized Mortgage Obligations		– 0	–		18,433,764			– 0	–	18,433,764
Corporates - Investment Grade		– 0	–		15,466,149			– 0	–	15,466,149
Inflation-Linked Securities		– 0	–		9,752,801			– 0	–	9,752,801
Investment Companies		5,652,148			– 0	–		– 0	–	5,652,148
Bank Loans		– 0	–		2,265,348			342,907		2,608,255
Emerging Markets - Sovereigns		– 0	–		2,099,247			– 0	–	2,099,247
Governments - Sovereign Bonds		– 0	–		1,762,764			– 0	–	1,762,764
Covered Bonds		– 0	–		1,415,918			– 0	–	1,415,918
Local Governments - Regional Bonds		– 0	–		1,389,448			– 0	–	1,389,448
Supranationals		– 0	–		1,389,239			– 0	–	1,389,239
Asset-Backed Securities		– 0	–		530,029			747,895		1,277,924
Emerging Markets - Corporate Bonds		– 0	–		1,236,987			– 0	–	1,236,987
Commercial Mortgage-Backed Securities		– 0	–		1,102,706			– 0	–	1,102,706
Quasi-Sovereigns		– 0	–		857,587			– 0	–	857,587
Common Stocks		473,747			116,742			158,789		749,278
Option Purchased - Calls		– 0	–		596,725			– 0	–	596,725
Emerging Markets - Treasuries		– 0	–		550,509			– 0	–	550,509
Local Governments - US Municipal Bonds		– 0	–		126,225			– 0	–	126,225
Warrants		4,924			– 0	–		– 0	–	4,924
Option Purchased - Puts		– 0	–		918			– 0	–	918
Short-Term Investments:
Governments - Treasuries		– 0	–		5,944,299			– 0	–	5,944,299
Investment Companies		2,324,544			– 0	–		– 0	–	2,324,544
U.S. Treasury Bills		– 0	–		2,001,577			– 0	–	2,001,577
Time Deposits		– 0	–		563,351			– 0	–	563,351

Total Investments in Securities		$8,455,363			$123,133,565			$1,360,936		$132,949,864
Other Financial Instruments*:
Assets
Futures		$2,539,743		$	– 0	–	$	– 0	–	$2,539,743
Forward Currency Exchange Contracts		– 0	–		243,489			– 0	–	243,489
Centrally Cleared Credit Default Swaps		– 0	–		16,417,718			– 0	–	16,417,718
Centrally Cleared Interest Rate Swaps		– 0	–		1,586,635			– 0	–	1,586,635
Credit Default Swaps		– 0	–		3,301,915			– 0	–	3,301,915
Liabilities
Futures		$(3,443,959)			$(229,986)		$	– 0	–	$(3,673,945)
Forward Currency Exchange Contracts		– 0	–		(516,148)			– 0	–	(516,148)
Interest Rate Swaptions Written		– 0	–		(821,633)			– 0	–	(821,633)
Centrally Cleared Credit Default Swaps		– 0	–		(24,886,524)			– 0	–	(24,886,524)
Centrally Cleared Interest Rate Swaps		– 0	–		(7,168,556)			– 0	–	(7,168,556)
Credit Default Swaps		– 0	–		(2,490,650)			– 0	–	(2,490,650)
Total Return Swaps		– 0	–		(232,105)			– 0	–	(232,105)

Total		$7,551,147			$108,337,720			$1,360,936		$117,249,803

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Asset-Backed Securities		Bank Loans
Balance as of 10/31/19	$169,999		$1,000,187		$366,756
Accrued discounts/(premiums)	842		– 0	–	110
Realized gain (loss)	(152,094)		– 0	–	5
Change in unrealized appreciation/depreciation	148,826		(95,029)		4,939
Purchases	10,995		– 0	–	128,144
Sales/Paydowns	(67,223)		– 0	–	(317)
Transfers into Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(157,263)		(156,730)

Balance as of 01/31/20	$111,345		$747,895		$342,907

Net change in unrealized appreciation/depreciation from investments held as of 01/31/20	$(46)		$(95,028)		$4,933

	Common Stocks		Total
Balance as of 10/31/19	$132,043		$1,668,985
Accrued discounts/(premiums)	– 0	–	952
Realized gain (loss)	– 0	–	(152,089)
Change in unrealized appreciation/depreciation	(40,477)		18,259
Purchases	67,223		206,362
Sales/Paydowns	– 0	–	(67,540)
Transfers into Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(313,993)

Balance as of 01/31/20	$158,789		$1,360,936	+

Net change in unrealized appreciation/depreciation from investments held as of 01/31/20	$(40,477)		$(130,618)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.
+

Amounts of $157,263 and $156,730 for Asset-Backed Securities and, Bank Loans, respectively, were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2020. Securities priced (i) by third party vendors or (ii) by brokers, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 01/31/20	Valuation Technique	Unobservable Input	Input
Common Stocks	$46,417	Market Approach	Enterprise Value	$920.2mm
	$5,267	Market Approach	10% Haircut to Last Traded Price	$8.55

	$51,684
Corporates—Non-Investment Grade	$85,450	Discounted Cash Flow	Discount Rate on Future Cash Flows	14.28%
	$25,895	Discounted Cash Flow	Discount Rate on Future Cash Flows	16.78%

	$111,345

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in Enterprise Value and Last Traded Price in insolation would be expected to result in a significant higher (lower) fair value measurement. A significant increase (decrease) in Discount Rate on Future Cash Flows in isolation would be expected to result in a significant lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2020 is as follows:

Fund	Market Value 10/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,000	$33,906	$35,581	$2,325	$7